Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2024

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	COMMUNICATION SERVICES - 3.3%
	Interactive Media & Services - 3.3%
31,236	Reddit, Inc. - Class A *	$5,105,212

	CONSUMER DISCRETIONARY - 18.3%
	Automobile Components - 2.7%
207,355	Mobileye Global, Inc. - Class A *	4,130,512

	Automobiles - 0.9%
49,697	ZEEKR Intelligent Technology Holding Ltd. - ADR * (a)	1,410,401

	Hotels, Restaurants & Leisure - 9.2%
76,422	Cava Group, Inc. *	8,620,401
121,547	Viking Holdings Ltd. *	5,355,361
		13,975,762
	Textiles, Apparel & Luxury Goods - 5.5%
135,697	Amer Sports, Inc. * (a)	3,794,088
82,190	Birkenstock Holding PLC *	4,656,885
		8,450,973
		27,967,648
	CONSUMER STAPLES - 14.3%
	Consumer Staples Distribution & Retail - 4.2%
153,189	Maplebear, Inc. *	6,345,089

	Personal Care Products - 10.1%
723,592	Kenvue, Inc.	15,448,689
		21,793,778
	FINANCIALS - 13.9%
	Capital Markets - 3.6%
87,914	TPG, Inc.	5,524,516

	Consumer Finance - 5.6%
90,311	Kaspi.KZ JSC - ADR	8,553,355

	Financial Services - 4.7%
235,664	Corebridge Financial, Inc.	7,053,423
		21,131,294
	HEALTH CARE - 1.7%
	Health Care Equipment & Supplies - 1.1%
94,182	Bausch & Lomb Corp. *	1,700,927

	Life Sciences Tools & Services - 0.6%
24,757	Tempus AI, Inc. *	835,796
		2,536,723
	INDUSTRIALS - 12.1%
	Aerospace & Defense - 5.4%
58,275	Loar Holdings, Inc. *	4,307,105
161,238	Standardaero, Inc. *	3,992,253
		8,299,358
	Electrical Equipment - 3.8%
159,779	NEXTracker, Inc. - Class A *	5,836,727

	Professional Services - 2.9%
87,609	UL Solutions, Inc. - Class A	4,369,937
		18,506,022

See accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2024 (Continued)

Shares		Value (US$)
	INFORMATION TECHNOLOGY - 33.1%
	Semiconductors & Semiconductor Equipment - 24.8%
105,802	ARM Holdings PLC - ADR * (a)	$13,051,735
114,276	Astera Labs, Inc. *	15,135,856
142,849	Credo Technology Group Holding Ltd. *	9,600,881
		37,788,472
	Software - 8.3%
122,646	Klaviyo, Inc. - Class A *	5,057,921
100,890	Onestream, Inc. *	2,877,383
72,775	Rubrik, Inc. - Class A *	4,756,574
		12,691,878
		50,480,350
	REAL ESTATE - 3.2%
	Industrial REIT’s - 3.2%
83,446	Lineage, Inc.	4,887,432

	TOTAL COMMON STOCKS
	(Cost - $145,686,399)	152,408,459

	SHORT-TERM INVESTMENTS - 0.8%
1,295,488	State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,295,488

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $1,295,488)	1,295,488

	TOTAL INVESTMENTS - 100.7% (Cost - $146,981,887) (c)	$153,703,947
	LIABILITIES LESS OTHER ASSETS - (0.7)%	(1,081,094)
	NET ASSETS - 100.0%	$152,622,853

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2024, the market value of securities loaned was $11,945,340. The loaned securities were secured with cash collateral of $1,295,488 and non-cash collateral with a value of $11,116,242. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $146,981,887. At December 31, 2024, net appreciation for all securities was $6,722,060. This consists of aggregate gross unrealized appreciation of $12,008,888 and aggregate gross unrealized depreciation of $5,286,828.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2024

Shares		Value (US$)
	COMMON STOCKS - 99.4%
	CHINA - 26.9%
7,300	China Tourism Group Duty Free Corp. Ltd. - Class H	$49,910
73,800	Horizon Robotics, Inc. *	34,208
398,000	J&T Global Express Ltd. *	314,130
8,446	JL Mag Rare-Earth Co. Ltd. - Class H	8,493
1,000	Laopu Gold Co. Ltd. - Class H *	31,056
18,400	Midea Group Co. Ltd. *	178,986
19,500	Onewo, Inc. - Class H	51,345
1,105,858	SenseTime Group, Inc. - Class B * (a)	212,154
2,400	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	50,462
7,000	Tianqi Lithium Corp. - Class H	21,676
5,500	WuXi XDC Cayman, Inc. *	21,705
40,437	Zhejiang Leapmotor Technology Co. Ltd. * (a)	169,471
34,200	ZJLD Group, Inc. (a)	29,899
		1,173,495
	GERMANY - 12.7%
6,636	Dr. Ing hc F Porsche AG - (Preference Shares)	401,573
1,906	IONOS Group SE *	43,139
2,332	Schott Pharma AG & Co. KGaA	60,777
1,794	Springer Nature AG & Co. KGaA *	50,546
		556,035
	INDONESIA - 14.2%
728,900	Amman Mineral Internasional PT *	383,810
44,924,487	GoTo Gojek Tokopedia Tbk. PT *	195,385
278,700	Pertamina Geothermal Energy PT	16,191
536,000	Trimegah Bangun Persada Tbk. PT	25,143
		620,529
	ITALY - 2.5%
8,217	Lottomatica Group SpA	109,289

	JAPAN - 14.7%
7,800	Kokusai Electric Corp. (a)	106,333
5,200	Rakuten Bank Ltd. *	146,074
2,800	SBI Sumishin Net Bank Ltd.	67,444
9,900	Socionext, Inc.	159,217
15,900	Tokyo Metro Co. Ltd. *	162,794
		641,862
	LUXEMBOURG - 8.4%
12,314	CVC Capital Partners PLC *	271,181
20,193	Zabka Group SA *	94,115
		365,296
	NORWAY - 3.6%
51,422	Var Energi ASA	159,415

	SPAIN - 2.8%
6,535	Puig Brands SA - Class B *	120,730

	SWITZERLAND - 10.9%
4,294	Galderma Group AG *	476,170

	THAILAND - 1.3%
167,821	Thai Life Insurance PCL	55,128

	TURKEY - 1.4%
18,638	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	60,016

	TOTAL COMMON STOCKS
	(Cost - $4,930,476)	4,337,965

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2024 (Continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 6.1%
267,858	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$267,858

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $267,858)	267,858

	TOTAL INVESTMENTS - 105.5% (Cost - $5,198,334) (c)	$4,605,823
	LIABILITIES LESS OTHER ASSETS - (5.5)%	(242,016)
	NET ASSETS - 100.0%	$4,363,807

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2024, the market value of securities loaned was $331,702. The loaned securities were secured with cash collateral of $267,858 and non cash collateral with a value of $91,003. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $5,198,334. At December 31, 2024, net depreciation for all securities was $592,511. This consists of aggregate gross unrealized appreciation of $235,685 and aggregate gross unrealized depreciation of $828,196.

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended December 31, 2024 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended December 31, 2024 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of December 31, 2024:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$152,408,459	$—	$—	$152,408,459
Short-Term Investments	1,295,488	—	—	1,295,488
Total Investments	$153,703,947	$—	$—	$153,703,947

Renaissance International IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$4,337,965	$—	$—	$4,337,965
Short-Term Investments	267,858	—	—	267,858
Total Investments	$4,605,823	$—	$—	$4,605,823

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the period ended December 31, 2024, there were no transfers between levels. The Fund’s policy is to recognize transfers between levels as of the end of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2024	$119
Sales Proceeds	—
Net Realized Gain (Loss)	(94,918)
Change in Unrealized Appreciation (Depreciation)	94,799
Balance as of December 31, 2024	$—